Income Taxes - Reconciliation of Effective Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Israel tax benefit at statutory rate	$ (22,528)	$ (40,784)	$ (2,362)
Preferred enterprise	10,573	3,052	169
Foreign rate differential	(1,050)	912	332
Share-based compensation	9,717	1,753	1,328
Prior year tax income/(expense)	(6,675)	84	0
Permanent differences	(3,351)	98	83
ASC 606	0	0	0
Uncertain tax position	7,233	3,784	5
Change in valuation allowance	12,123	4,444	184
Total provision for income taxes	$ 6,042	$ 1,558	$ 1,075
Corporates tax rate	6.17%	0.88%	10.00%
Warrants to purchase ordinary shares
Income Tax Contingency [Line Items]
Warrant revaluation	$ 0	$ 23,325	$ 1,336
Tranche Rights
Income Tax Contingency [Line Items]
Warrant revaluation	$ 0	$ 4,890	$ 0